GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

 The following table represents the changes in goodwill per operating segment:

	Satellite Networks	Integrated Solutions	Total

Balance as of December 31, 2023 *)	$30,188	$24,552	$54,740
Measurement period adjustments (see Note 17)	(2,246)	-	(2,246)
Balance as of December 31, 2024 *)	$27,942	$24,552	$52,494

*) Net of accumulated impairment losses of $62,179.

During the year ended December 31, 2024, the Company recorded measurement period adjustments that decreased goodwill by $2,246. See Note 17.

In the years ended December 31, 2024, 2023 and 2022, the Company performed assessments to continue supporting its conclusion that no impairment of goodwill was required for any of its reporting units